Financial Instruments (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Non-Derivatives:
Cash and cash equivalents	$ 250,153,000	$ 217,835,000	$ 306,387,000	$ 214,862,000
Restricted cash and short-term deposits, carrying value	375,276,000	486,426,000
Current portion of long-term debt and short-term debt, carrying value	(975,027,000)	(730,257,000)
Long-term debt	(1,579,365,000)	(1,835,102,000)
Derivatives:
Derivative asset	606,000	10,770,000
Derivative liability	(6,550,000)	0
Deferred finance charges	12,748,000	16,837,000
Interest Rate Swaps
Derivatives:
Notional value	250,000,000.0
Interest Rate Swaps | Cash Flow Hedging
Derivatives:
Notional value	$ 950,000,000
Interest Rate Swaps | Minimum | Cash Flow Hedging
Derivatives:
Fixed interest rates	1.28%
Interest Rate Swaps | Maximum | Cash Flow Hedging
Derivatives:
Fixed interest rates	2.37%
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents	$ 250,153,000	217,835,000
Restricted cash and short-term deposits, carrying value	375,276,000	486,426,000
Carrying value | Level 2
Non-Derivatives:
Current portion of long-term debt and short-term debt, carrying value	(979,001,000)	(732,184,000)
Long-term debt - convertible bonds, carrying value	(364,366,000)	(353,661,000)
Long-term debt	(1,223,773,000)	(1,496,351,000)
Carrying value | Level 2 | Oil Derivative
Derivatives:
Derivative asset	41,310,000	84,730,000
Carrying value | Level 2 | Interest Rate Swaps
Derivatives:
Derivative asset	606,000	10,770,000
Derivative liability	(6,550,000)	0
Carrying value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps asset	2,615,000	0
Foreign exchange swaps liability	(407,000)	(1,322,000)
Carrying value | Level 2 | Return Equity Swap
Derivatives:
Derivative liability	(101,356,000)	(70,804,000)
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	250,153,000	217,835,000
Restricted cash and short-term deposits, fair value	375,276,000	486,426,000
Fair value | Level 2
Non-Derivatives:
Current portion of long-term debt and short-term debt, fair value	(979,001,000)	(732,184,000)
Long-term debt - convertible bonds, fair value	(352,248,000)	(373,029,000)
Long-term debt, fair value	(1,223,773,000)	(1,496,351,000)
Fair value | Level 2 | Oil Derivative
Derivatives:
Derivative asset	41,310,000	84,730,000
Fair value | Level 2 | Interest Rate Swaps
Derivatives:
Derivative asset	606,000	10,770,000
Derivative liability	(6,550,000)	0
Fair value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps asset	2,615,000	0
Foreign exchange swaps liability	(407,000)	(1,322,000)
Fair value | Level 2 | Return Equity Swap
Derivatives:
Derivative liability	$ (101,356,000)	$ (70,804,000)